UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              05/11/2001
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  49
                                        -------------------

Form 13F Information Table Value Total:  $ 402,378
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMM COM                 COM              000886101     1,799     211,650      SH     SOLE                           211,650
ABBOTT LABS                      COM              002824100    12,076     255,910      SH     SOLE                           255,910
ALCOA INC                        COM              013817101     8,875     246,883      SH     SOLE                           246,883
AMDOCS LTD ORD                   COM              G02602103     5,259     109,800      SH     SOLE                           109,800
AMERICAN EXPRESS                 COM              025816109    12,761     308,974      SH     SOLE                           308,974
AMERICAN INTL GROUP              COM              026874107    16,854     209,365      SH     SOLE                           209,365
ANALOG DEVICES                   COM              032654105     7,417     204,663      SH     SOLE                           204,663
AUTO DATA PROCESSING             COM              053015103    22,248     409,112      SH     SOLE                           409,112
AT&T CORP LIBERTY MEDIA GROUP    COM              001957208    11,167     797,624      SH     SOLE                           797,624
   SER A
BAXTER INTERNATIONAL INC         COM              071813109    14,681     155,951      SH     SOLE                           155,951
BERKSHIRE HATHAWAY CL A          COM              084670108    16,103         246      SH     SOLE                               246
BERKSHIRE HATHAWAY CL B          COM              084670207    18,814       8,646      SH     SOLE                             8,646
BLOCK H & R INC                  COM              093671105       527      10,531      SH     SOLE                            10,531
CABLEVISION SYS CORP CL A        COM              12686C109     1,793      25,487      SH     SOLE                            25,487
CISCO SYSTEMS                    COM              17275R102     4,654     294,317      SH     SOLE                           294,317
CITIGROUP                        COM              172967101       496      11,018      SH     SOLE                            11,018
COMCAST CORP - SPECIAL A         COM              200300200    10,214     243,539      SH     SOLE                           243,539
DANAHER                          COM              235851102       216       3,950      SH     SOLE                             3,950
EMC CORP                         COM              268648102     4,591     156,153      SH     SOLE                           156,153
EMERSON ELECTRIC                 COM              291011104    12,106     195,390      SH     SOLE                           195,390
GENERAL ELECTRIC                 COM              369604103     1,624      38,797      SH     SOLE                            38,797
GEMSTAR                          COM              G3788V106     5,296     184,202      SH     SOLE                           184,202
GILLETTE CO                      COM              375766102    10,852     348,159      SH     SOLE                           348,159
HOME DEPOT INC COM               COM              437076102    10,724     248,810      SH     SOLE                           248,810
ILLINOIS TOOL WORKS              COM              452308109    13,081     230,136      SH     SOLE                           230,136
INTERPUBLIC GROUP                COM              460690100    13,962     406,471      SH     SOLE                           406,471
ISTAR FINANCIAL INC              COM              45031U408     9,694     420,194      SH     SOLE                           420,194
LAUDER ESTEE COS INC CL A        COM              518439104     9,313     255,723      SH     SOLE                           255,723
MARTIN MARIETTA MATLS COM        COM              573284106    13,542     317,140      SH     SOLE                           317,140
MASCO CORP                       COM              574599106       367      15,196      SH     SOLE                            15,196
MELLON FINANCIAL CORP            COM              58551A108       707      17,455      SH     SOLE                            17,455
MERRILL LYNCH & CO INC           COM              590188108     3,868      69,824      SH     SOLE                            69,824
MICROSOFT                        COM              594918104     2,125      38,864      SH     SOLE                            38,864
MORGAN JP & CO INC               COM              46625H100     2,386      53,151      SH     SOLE                            53,151
OMNICON GROUP ING                COM              681919106     2,130      25,704      SH     SOLE                            25,704
ORACLE                           COM              68389X105       247      16,500      SH     SOLE                            16,500
PFIZER                           COM              717081103    20,512     500,912      SH     SOLE                           500,912
PHARMACIA CORP                   COM              71712U102     9,110     180,859      SH     SOLE                           180,859
PHILIP MORRIS COS INC            COM              718154107       474       9,992      SH     SOLE                             9,992
PULITZER PUBLISHING              COM              745771105       960      17,325      SH     SOLE                            17,325
SCHERING PLOUGH CORP             COM              806605101     8,545     233,919      SH     SOLE                           233,919
SEALED AIR                       COM              812115103    11,957     358,756      SH     SOLE                           358,756
STILWELL FINANCIAL INC           COM              860831106     5,754     214,547      SH     SOLE                           214,547
TYCO INTL LTD                    COM              902124106     5,468     126,495      SH     SOLE                           126,495
VIACOM INC CL B                  COM              925524100     9,284     211,133      SH     SOLE                           211,133
VORNADO RLTY TRUST               COM              927042109    13,161     367,317      SH     SOLE                           367,317
WAL MART                         COM              931142103    14,587     288,850      SH     SOLE                           288,850
WATERS CORP                      COM              941848103       798      17,171      SH     SOLE                            17,171
WELLS FARGO                      COM              949740108    19,199     388,089      SH     SOLE                           388,089